S000000606 [Member] Expense Example, No Redemption - Nuveen Small Cap Value Opportunities Fund	Jun. 30, 2026 USD ($)
Nuveen Small Cap Value Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 690
Expense Example, No Redemption, 3 Years	958
Expense Example, No Redemption, 5 Years	1,261
Expense Example, No Redemption, 10 Years	2,120
Nuveen Small Cap Value Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	1,117
Expense Example, No Redemption, 10 Years	2,444
Nuveen Small Cap Value Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	327
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	1,346
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	462
Expense Example, No Redemption, 10 Years	$ 1,066